John Hancock Funds II Supplement dated April 1, 2009 to the Lifecycle Portfolios Prospectus dated December 31, 2008

Lifecycle 2045 Portfolio
Lifecycle 2040 Portfolio
Lifecycle 2035 Portfolio
Lifecycle 2030 Portfolio
Lifecycle 2025 Portfolio
Lifecycle 2020 Portfolio
Lifecycle 2015 Portfolio
Lifecycle 2010 Portfolio

Effective April 1, 2009, the contractual limits on certain class specific expenses for Class R1 shares, Class R3 shares, Class R4 shares and Class R5 shares are revised to increase the class specific expense reimbursements made by the adviser. Accordingly, the Annual operating expenses table and the Expense example, under the Investor costs section, are amended and restated as shown below. The Annual operating expenses and the Expense example, under the Investor costs section, with respect to Class R shares and Class R2 shares currently included in the Prospectus shall remain unchanged.

Lifecycle 2045 Portfolio

Annual operating expenses
These are paid from the fund’s assets; shareholders, therefore, pay these costs indirectly.

Investor costs

Annual operating	Class R1	Class R3	Class R4	Class R5
expenses (%)
Management fee[1]	0.06	0.06	0.06	0.06
Distribution and service
(12b-1) fees	0.50	0.50	0.25	0.00
Service plan fee	0.25	0.15	0.10	0.05
Other expenses	11.66	9.77	13.74	11.91
Acquired fund fees and
expenses	0.76	0.76	0.76	0.76
Total fund operating
expenses[2]	13.23	11.24	14.91	12.78
Contractual expense
reimbursement[3]	–11.67	–9.78	–13.70	–11.87
Net fund operating expenses	1.56	1.46	1.21	0.91

1 The adviser intends to waive its advisory fee or reimburse the fund in an amount such that, with respect to the other assets, the sum of (i) the advisory fee paid by the fund to the adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the adviser or its affiliate, does not exceed an annual rate of 0.50% . See “Fund details -- Management fees” for further information.

2 The Total fund operating expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the Financial highlights section, which does not include Acquired fund fees and expenses.

3 The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.09% of the average annual net assets. Also, the adviser has agreed to contractually limit certain class specific expenses to 1.05% for Class R and 0.55% for Class R2, to continue in effect until December 31, 2009 and thereafter until terminated by the adviser. In addition, the adviser has agreed to contractually limit certain class specific expenses to 0.65% for Class R1, 0.55% for Class R3, 0.30% for Class R4 and 0.00% for Class R5, to continue in effect until March 31, 2010 and thereafter until terminated by the adviser. Effective January 1, 2009, the adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement.

Expense example

A hypothetical example showing the expenses, after contractual expense reimbursements (first year only), if any, on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return, assuming operating expenses remain the same, and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	159	149	123	93
3 Years	2,675	2,333	2,919	2,550
5 Years	4,794	4,254	5,188	4,640
10 Years	8,742	8,099	9,163	8,598

Lifecycle 2040 Portfolio

Annual operating expenses
These are paid from the fund’s assets; shareholders, therefore, pay these costs indirectly.

Investor costs

Annual operating	Class R1	Class R3	Class R4	Class R5
expenses (%)
Management fee[1]	0.06	0.06	0.06	0.06
Distribution and service
(12b-1) fees	0.50	0.50	0.25	0.00
Service plan fee	0.25	0.15	0.10	0.05
Other expenses	8.67	4.77	11.27	7.84
Acquired fund fees and
expenses	0.76	0.76	0.76	0.76
Total fund operating
expenses[2]	10.24	6.24	12.44	8.71
Contractual expense
reimbursement[3]	–8.68	–4.78	–11.23	–7.80
Net fund operating
expenses	1.56	1.46	1.21	0.91

1 The adviser intends to waive its advisory fee or reimburse the fund in an amount such that, with respect to the other assets, the sum of (i) the advisory fee paid by the fund to the adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the adviser or its affiliate, does not exceed an annual rate of 0.50% . See “Fund details -- Management fees” for further information.

2 The Total fund operating expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the Financial highlights section, which does not include Acquired fund fees and expenses.

3 The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.09% of the average annual net assets. Also, the adviser has agreed to contractually limit certain class specific expenses to 1.05% for Class R and 0.55% for Class R2, to continue in effect until December 31, 2009 and thereafter until terminated by the adviser. In addition, the adviser has agreed to contractually limit certain class specific expenses to 0.65% for Class R1, 0.55% for Class R3, 0.30% for Class R4 and 0.00% for Class R5, to continue in effect until March 31, 2010 and thereafter until terminated by the adviser. Effective January 1, 2009, the adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement.

Expense example

A hypothetical example showing the expenses, after contractual expense reimbursements (first year only), if any, on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return, assuming operating expenses remain the same, and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	159	149	123	93
3 Years	2,168	1,425	2,517	1,839
5 Years	3,971	2,670	4,568	3,459
10 Years	7,716	5,649	8,500	7,010

Lifecycle 2035 Portfolio

Annual operating expenses
These are paid from the fund’s assets; shareholders, therefore, pay these costs indirectly.

Investor costs

Annual operating	Class R1	Class R3	Class R4	Class R5
expenses (%)
Management fee[1]	0.06	0.06	0.06	0.06
Distribution and service
(12b-1) fees	0.50	0.50	0.25	0.00
Service plan fee	0.25	0.15	0.10	0.05
Other expenses	9.59	9.23	10.61	10.96
Acquired fund fees and
expenses	0.76	0.76	0.76	0.76
Total fund operating
expenses[2]	11.16	10.70	11.78	11.83
Contractual expense
reimbursement[3]	–9.60	–9.19	–10.57	–10.92
Net fund operating
expenses	1.56	1.51	1.21	0.91

1 The adviser intends to waive its advisory fee or reimburse the fund in an amount such that, with respect to the other assets, the sum of (i) the advisory fee paid by the fund to the adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the adviser or its affiliate, does not exceed an annual rate of 0.50% . See “Fund details -- Management fees” for further information.

2 The Total fund operating expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the Financial highlights section, which does not include Acquired fund fees and expenses.

3 The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.09% of the average annual net assets. Also, the adviser has agreed to contractually limit certain class specific expenses to 1.05% for Class R and 0.55% for Class R2, to continue in effect until December 31, 2009 and thereafter until terminated by the adviser. In addition, the adviser has agreed to contractually limit certain class specific expenses to 0.65% for Class R1, 0.60% for Class R3, 0.30% for Class R4 and 0.00% for Class R5, to continue in effect until March 31, 2010 and thereafter until terminated by the adviser. Effective January 1, 2009, the adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement.

Expense example

A hypothetical example showing the expenses, after contractual expense reimbursements (first year only), if any, on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return, assuming operating expenses remain the same, and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	159	154	123	93
3 Years	2,327	2,244	2,406	2,390
5 Years	4,237	4,103	4,389	4,385
10 Years	8,073	7,898	8,284	8,294

Lifecycle 2030 Portfolio

Annual operating expenses
These are paid from the fund’s assets; shareholders, therefore, pay these costs indirectly.

Investor costs

Annual operating	Class R1	Class R3	Class R4	Class R5
expenses (%)
Management fee[2]	0.06	0.06	0.06	0.06
Distribution and service
(12b-1) fees	0.50	0.50	0.25	0.00
Service plan fee	0.25	0.15	0.10	0.05
Other expenses	7.59	3.53	14.42	6.07
Acquired fund fees and
expenses	0.76	0.76	0.76	0.76
Total fund operating
expenses[3]	9.16	5.00	15.59	6.94
Contractual expense
reimbursement[4]	–7.60	–3.49	–14.38	–6.03
Net fund operating
expenses	1.56	1.51	1.21	0.91

2 The adviser intends to waive its advisory fee or reimburse the fund in an amount such that, with respect to the other assets, the sum of (i) the advisory fee paid by the fund to the adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the adviser or its affiliate, does not exceed an annual rate of 0.50% . See “Fund details -- Management fees” for further information.

3 The Total fund operating expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the Financial highlights section, which does not include Acquired fund fees and expenses.

4 The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.09% of the average annual net assets. Also, the adviser has agreed to contractually limit certain class specific expenses to 1.05% for Class R and 0.55% for Class R2, to continue in effect until December 31, 2009 and thereafter until terminated by the adviser. In addition, the adviser has agreed to contractually limit certain class specific expenses to 0.65% for Class R1, 0.60% for Class R3, 0.30% for Class R4 and 0.00% for Class R5, to continue in effect until March 31, 2010 and thereafter until terminated by the adviser. Effective January 1, 2009, the adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement.

Expense example

A hypothetical example showing the expenses, after contractual expense reimbursements (first year only), if any, on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return, assuming operating expenses remain the same, and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	159	154	123	93
3 Years	1,976	1,189	3,026	1,510
5 Years	3,645	2,223	5,346	2,872
10 Years	7,246	4,811	9,310	6,054

Lifecycle 2025 Portfolio

Annual operating expenses
These are paid from the fund’s assets; shareholders, therefore, pay these costs indirectly.

Investor costs

Annual operating	Class R1	Class R3	Class R4	Class R5
expenses (%)
Management fee[2]	0.06	0.06	0.06	0.06
Distribution and service
(12b-1) fees	0.50	0.50	0.25	0.00
Service plan fee	0.25	0.15	0.10	0.05
Other expenses	7.56	4.66	11.35	7.76
Acquired fund fees and
expenses	0.74	0.74	0.74	0.74
Total fund operating
expenses[3]	9.11	6.11	12.50	8.61
Contractual expense
reimbursement[4]	–7.57	–4.62	–11.31	–7.72
Net fund operating
expenses	1.54	1.49	1.19	0.89

2The adviser intends to waive its advisory fee or reimburse the fund in an amount such that, with respect to the other assets, the sum of (i) the advisory fee paid by the fund to the adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the adviser or its affiliate, does not exceed an annual rate of 0.50% . See “Fund details -- Management fees” for further information.

3The Total fund operating expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the Financial highlights section, which does not include Acquired fund fees and expenses.

4 The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.09% of the average annual net assets. Also, the adviser has agreed to contractually limit certain class specific expenses to 1.05% for Class R and 0.55% for Class R2, to continue in effect until December 31, 2009 and thereafter until terminated by the adviser. In addition, the adviser has agreed to contractually limit certain class specific expenses to 0.65% for Class R1, 0.60% for Class R3, 0.30% for Class R4 and 0.00% for Class R5, to continue in effect until March 31, 2010 and thereafter until terminated by the adviser. Effective January 1, 2009, the adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement.

Expense example

A hypothetical example showing the expenses, after contractual expense reimbursements (first year only), if any, on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return, assuming operating expenses remain the same, and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	157	152	121	91
3 Years	1,965	1,403	2,526	1,819
5 Years	3,628	2,626	4,583	3,426
10 Years	7,222	5,567	8,518	6,960

Lifecycle 2020 Portfolio

Annual operating expenses
These are paid from the fund’s assets; shareholders, therefore, pay these costs indirectly.

Investor costs

Annual operating	Class R1	Class R3	Class R4	Class R5
expenses (%)
Management fee[2]	0.06	0.06	0.06	0.06
Distribution and service
(12b-1) fees	0.50	0.50	0.25	0.00
Service plan fee	0.25	0.15	0.10	0.05
Other expenses	8.90	3.26	13.46	6.35
Acquired fund fees and
expenses	0.72	0.72	0.72	0.72
Total fund operating
expenses[3]	10.43	4.69	14.59	7.18
Contractual expense
reimbursement[4]	–8.91	–3.22	–13.42	–6.31
Net fund operating
expenses	1.52	1.47	1.17	0.87

2 The adviser intends to waive its advisory fee or reimburse the fund in an amount such that, with respect to the other assets, the sum of (i) the advisory fee paid by the fund to the adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the adviser or its affiliate, does not exceed an annual rate of 0.50% . See “Fund details -- Management fees” for further information.

3 Total fund operating expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the Financial highlights section, which does not include Acquired fund fees and expenses.

4 The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.09% of the average annual net assets. Also, the adviser has agreed to contractually limit certain class specific expenses to 1.05% for Class R and 0.55% for Class R2, to continue in effect until December 31, 2009 and thereafter until terminated by the adviser. In addition, the adviser has agreed to contractually limit certain class specific expenses to 0.65% for Class R1, 0.60% for Class R3, 0.30% for Class R4 and 0.00% for Class R5, to continue in effect until March 31, 2010 and thereafter until terminated by the adviser. Effective January 1, 2009, the adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement.

Expense example

A hypothetical example showing the expenses, after contractual expense reimbursements (first year only), if any, on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return, assuming operating expenses remain the same, and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	155	150	119	89
3 Years	2,198	1,124	2,865	1,552
5 Years	4,025	2,104	5,110	2,951
10 Years	7,792	4,581	9,089	6,193

Lifecycle 2015 Portfolio

Annual operating expenses
These are paid from the fund’s assets; shareholders, therefore, pay these costs indirectly.

Investor costs

Annual operating	Class R1	Class R3	Class R4	Class R5
expenses (%)
Management fee[2]	0.06	0.06	0.06	0.06
Distribution and service
(12b-1) fees	0.50	0.50	0.25	0.00
Service plan fee	0.25	0.15	0.10	0.05
Other expenses	8.03	5.49	12.23	4.98
Acquired fund fees and
expenses	0.73	0.73	0.73	0.73
Total fund operating
expenses[3]	9.57	6.93	13.37	5.82
Contractual expense
reimbursement[4]	–8.04	–5.45	–12.19	–4.94
Net fund operating
expenses	1.53	1.48	1.18	0.88

2 The adviser intends to waive its advisory fee or reimburse the fund in an amount such that, with respect to such other assets, the sum of (i) the advisory fee paid by the fund to the adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the adviser or its affiliate, does not exceed an annual rate of 0.50% . See “Fund details -- Management fees” for further information.

3 The Total fund operating expenses shown may not correlate to the fund’s ratio of expenses to average net asses shown in the Financial highlights section, which does not include Acquired Fund fees and expenses.

4 The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.09% of the average annual net assets. Also, the adviser has agreed to contractually limit certain class specific expenses to 1.05% for Class R and 0.55% for Class R2, which shall continue in effect until December 31, 2009 and thereafter until terminated by the adviser. In addition, the adviser has agreed to contractually limit certain class specific expenses to 0.65% for Class R1, 0.60% for Class R3, 0.30% for Class R4 and 0.00% for Class R5, which shall continue in effect until March 31, 2010 and thereafter until terminated by the adviser. Effective January 1, 2009, the adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement.

Expense example

A hypothetical example showing the expenses, after contractual expense reimbursements (first year only), if any, on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return, assuming operating expenses remain the same, and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	156	151	120	90
3 Years	2,047	1,558	2,669	1,292
5 Years	3,769	2,911	4,809	2,474
10 Years	7,431	6,073	8,775	5,346

Lifecycle 2010 Portfolio

Annual operating expenses
These are paid from the fund’s assets; shareholders, therefore, pay these costs indirectly.

Investor costs

Annual operating	Class R1	Class R3	Class R4	Class R5
expenses (%)
Management fee[2]	0.06	0.06	0.06	0.06
Distribution and service
(12b-1) fees	0.50	0.50	0.25	0.00
Service plan fee	0.25	0.15	0.10	0.05
Other expenses	14.11	3.24	11.97	10.19
Acquired fund fees and
expenses	0.71	0.71	0.71	0.71
Total fund operating
expenses[3]	15.63	4.66	13.09	11.01
Contractual expense
reimbursement[4]	–14.12	–3.20	–11.93	–10.15
Net fund operating
expenses	1.51	1.46	1.16	0.86

2 The adviser intends to waive its advisory fee or reimburse the fund in an amount such that, with respect to the other assets, the sum of (i) the advisory fee paid by the fund to the adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the adviser or its affiliate, does not exceed an annual rate of 0.50% . See “Fund details -- Management fees” for further information.

3 The Total fund operating expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the Financial highlights section, which does not include Acquired fund fees and expenses.

4 The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.09% of the average annual net assets. Also, the adviser has agreed to contractually limit certain class specific expenses to 1.05% for Class R and 0.55% for Class R2, to continue in effect until December 31, 2009 and thereafter until terminated by the adviser. In addition, the adviser has agreed to contractually limit certain class specific expenses to 0.65% for Class R1, 0.60% for Class R3, 0.30% for Class R4 and 0.00% for Class R5, to continue in effect until March 31, 2010 and thereafter until terminated by the adviser. Effective January 1, 2009, the adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement.

Expense example

A hypothetical example showing the expenses, after contractual expense reimbursements (first year only), if any, on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return, assuming operating expenses remain the same, and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	154	149	118	88
3 Years	3,054	1,117	2,621	2,245
5 Years	5,370	2,092	4,736	4,151
10 Years	9,322	4,558	8,695	7,999